Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent Series Fund, Inc.
Entity Central Index Key	0000790166
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000003823
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$28	0.54%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
AssetsNet	$ 2,639,218,709
Holdings Count | Holding	1,173
Advisory Fees Paid, Amount	$ 6,372,250
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,639,218,709	1,173	22%	$6,372,250

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Common Stock	44.4%
Registered Investment Companies	38.9%
Short-Term InvestmentsFootnote Reference*	11.3%
Private Equity Funds	2.7%
Mortgage-Backed Securities	1.4%
U.S. Government & Agencies	1.4%
Commercial Mortgage-Backed Securities
Other Assets & Liabilities	(0.1%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent International Equity Portfolio	8.7%
Thrivent Large Cap Value Portfolio	6.1%
Thrivent Mid Cap Stock Portfolio	5.3%
Thrivent Global Stock Portfolio	4.7%
Thrivent Small Cap Stock Portfolio	4.0%
Thrivent Core Emerging Markets Equity Fund	3.2%
Thrivent International Large Cap ETF	3.1%
NVIDIA Corporation	2.3%
Thrivent Mid Cap Value ETF	1.8%
Amazon.com, Inc.	1.7%

C000003830
Shareholder Report [Line Items]
Fund Name	Thrivent All Cap Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent All Cap Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$34	0.66%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[2]
AssetsNet	$ 227,604,084
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 593,450
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$227,604,084	233	55%	$593,450

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	95.6%
Registered Investments Companies	4.1%
Short-Term Investments	0.3%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	33.7%
Industrials	11.0%
Financials	10.5%
Consumer Discretionary	10.5%
Health Care	8.7%
Communications Services	7.9%
U.S. Unaffiliated Registered Investment Companies	4.1%
Materials	3.1%
Energy	3.1%
Real Estate	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corporation	6.8%
Apple, Inc.	6.0%
Roundhill Magnificent Seven ETF	4.1%
Amazon.com, Inc.	3.2%
Microsoft Corporation	2.9%
Alphabet, Inc., Class A	2.9%
Micron Technology, Inc.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.1%
Meta Platforms, Inc.	1.7%

C000003841
Shareholder Report [Line Items]
Fund Name	Thrivent Conservative Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Conservative Allocation Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$24	0.48%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[3]
AssetsNet	$ 560,897,946
Holdings Count | Holding	990
Advisory Fees Paid, Amount	$ 1,137,813
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$560,897,946	990	34%	$1,137,813

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	47.4%
Registered Investments Companies	29.0%
Common Stock	17.6%
Short-Term Investments	4.7%
Preferred Stock	1.3%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	28.3%
Mortgage-Backed Securities	19.1%
Collateralized Mortgage Obligations	9.8%
U.S. Government & Agencies	6.9%
Information Technology	6.0%
Asset-Backed Securities	5.9%
Financials	4.7%
Industrials	2.3%
Consumer Discretionary	2.1%
Health Care	1.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core Investment Grade Corporate Bond Fund	11.3%
Thrivent Core High Yield Bond Fund	8.6%
Thrivent Core Emerging Markets Debt Fund	6.7%
U.S. Treasury Notes	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Thrivent International Large Cap ETF	1.7%
U.S. Treasury Notes	1.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.8%
U.S. Treasury Bonds	0.8%

C000003839
Shareholder Report [Line Items]
Fund Name	Thrivent Dynamic Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Dynamic Allocation Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$33	0.66%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[4]
AssetsNet	$ 377,099,358
Holdings Count | Holding	992
Advisory Fees Paid, Amount	$ 1,023,348
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$377,099,358	992	38%	$1,023,348

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	33.6%
Common Stock	33.2%
Registered Investments Companies	26.0%
Short-Term Investments	6.3%
Preferred Stock	0.9%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	25.9%
Mortgage-Backed Securities	12.7%
Information Technology	10.7%
Collateralized Mortgage Obligations	7.1%
Financials	6.0%
U.S. Government & Agencies	5.6%
Asset-Backed Securities	4.5%
Industrials	4.3%
Consumer Discretionary	3.8%
Health Care	3.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent International Large Cap ETF	8.1%
Thrivent Core Investment Grade Corporate Bond Fund	7.2%
Thrivent Core High Yield Bond Fund	5.4%
Thrivent Core Emerging Markets Debt Fund	5.2%
NVIDIA Corporation	1.6%
Amazon.com, Inc.	1.2%
Apple, Inc.	1.2%
Microsoft Corporation	1.1%
Alphabet, Inc., Class C	0.9%
U.S. Treasury Bonds	0.9%

C000062731
Shareholder Report [Line Items]
Fund Name	Thrivent Emerging Markets Equity Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Emerging Markets Equity Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$65	1.15%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.15%	[5]
AssetsNet	$ 95,168,427
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 382,450
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$95,168,427	443	35%	$382,450

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	44.0%
Financials	18.8%
Materials	6.8%
Industrials	6.5%
Communications Services	5.7%
Energy	5.3%
Consumer Discretionary	4.1%
Health Care	2.0%
Utilities	1.5%
Real Estate	1.2%

Country Weightings (% of Net Assets)

Table Summary
Taiwan	26.1%
South Korea	23.5%
China	10.6%
India	8.5%
Cayman Islands	6.4%
Brazil	4.0%
Thailand	3.5%
South Africa	2.3%
Saudi Arabia	2.2%
United Arab Emirates	1.2%
Other Countries	8.5%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	94.7%
Short-Term Investments	3.1%
Preferred Stock	2.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Company, Ltd.	14.2%
Samsung Electronics Company, Ltd.	8.2%
SK Hynix, Inc.	7.7%
Tencent Holdings, Ltd.	2.6%
Samsung Electronics Company, Ltd.	1.3%
MediaTek, Inc.	1.3%
Alibaba Group Holding, Ltd.	1.1%
Delta Electronics, Inc.	1.1%
CTBC Financial Holding Company, Ltd.	0.9%
SK Square Company, Ltd.	0.9%

C000218692
Shareholder Report [Line Items]
Fund Name	Thrivent ESG Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent ESG Index Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$18	0.35%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[6]
AssetsNet	$ 70,808,497
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 64,452
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$70,808,497	407	6%	$64,452

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	92.2%
Registered Investments Companies	6.9%
Short-Term Investments	0.9%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	38.2%
Communications Services	11.1%
Financials	9.6%
Industrials	8.6%
Consumer Discretionary	7.4%
U.S. Unaffiliated Registered Investment Companies	6.9%
Health Care	6.8%
Consumer Staples	3.7%
Real Estate	2.4%
Materials	2.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corporation	12.2%
Microsoft Corporation	7.0%
iShares ESG MSCI KLD 400 ETF	6.9%
Alphabet, Inc., Class A	5.5%
Alphabet, Inc., Class C	4.3%
Tesla, Inc.	3.1%
Advanced Micro Devices, Inc.	2.5%
Intel Corporation	1.6%
Visa, Inc.	1.5%
Applied Materials, Inc.	1.5%

C000003836
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Global Stock Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$30	0.58%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[7]
AssetsNet	$ 2,097,861,224
Holdings Count | Holding	1,335
Advisory Fees Paid, Amount	$ 5,300,753
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,097,861,224	1,335	27%	$5,300,753

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	74.0%
Short-Term Investments	21.1%
Registered Investments Companies	4.9%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	15.9%
Financials	14.0%
Industrials	11.5%
Health Care	7.3%
Consumer Discretionary	5.9%
Communications Services	5.1%
U.S. Affiliated Registered Investment Companies	4.1%
Energy	3.6%
Consumer Staples	2.9%
Utilities	2.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core Emerging Markets Equity Fund	3.6%
NVIDIA Corporation	2.0%
Amazon.com, Inc.	1.9%
Microsoft Corporation	1.6%
Alphabet, Inc., Class C	1.4%
Apple, Inc.	1.1%
ASML Holding NV	1.0%
Alphabet, Inc., Class A	1.0%
Samsung Electronics Company, Ltd.	0.9%
Meta Platforms, Inc.	0.9%

C000003843
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Government Bond Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$25	0.50%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[8]
AssetsNet	$ 151,760,333
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 269,139
InvestmentCompanyPortfolioTurnover	233.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$151,760,333	89	233%	$269,139

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Government & Agencies	50.7%
Mortgage-Backed Securities	29.4%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	3.1%
Commercial Mortgage-Backed Securities	1.6%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	3.3
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	24.3
AAA	0.0
U.S. Gov't Guaranteed	72.3

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	89.5%
Short-Term Investments	10.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes	14.9%
U.S. Treasury Notes	13.0%
U.S. Treasury Notes	11.0%
Government National Mortgage Association Conventional 30-Yr. Pass Through	6.5%
U.S. Treasury Notes	4.6%
U.S. Treasury Bonds	3.4%
Government National Mortgage Association Conventional 30-Yr. Pass Through	3.0%
U.S. Treasury Notes	2.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
U.S. Treasury Bonds	1.2%

C000062736
Shareholder Report [Line Items]
Fund Name	Thrivent Healthcare Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Healthcare Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$45	0.89%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[9]
AssetsNet	$ 237,273,382
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 902,528
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$237,273,382	45	12%	$902,528

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.0%
Registered Investments Companies	0.9%
Short-Term Investments	0.1%

Major Market Sectors (% of Net Assets)

Table Summary
Pharmaceuticals	35.5%
Biotechnology	17.7%
Health Care Equipment	15.8%
Managed Health Care	9.2%
Life Sciences Tools & Services	9.0%
Health Care Services	5.5%
Health Care Distributors	3.2%
Health Care Facilities	3.1%
U.S. Unaffiliated Registered Investment Companies	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Eli Lilly & Company	15.8%
Johnson & Johnson	9.0%
AbbVie, Inc.	6.8%
UnitedHealth Group, Inc.	6.7%
Merck & Company, Inc.	4.2%
Stryker Corporation	3.8%
Danaher Corporation	3.2%
Amgen, Inc.	2.9%
Labcorp Holdings, Inc.	2.6%
Cencora, Inc.	2.4%

C000003840
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent High Yield Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.46%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[10]
AssetsNet	$ 865,290,202
Holdings Count | Holding	690
Advisory Fees Paid, Amount	$ 1,701,495
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$865,290,202	690	18%	$1,701,495

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Table Summary
Consumer Cyclical	17.1%
Financials	13.4%
Communications Services	11.6%
Consumer Non-Cyclical	11.1%
Energy	11.0%
Capital Goods	11.0%
Technology	9.5%
Basic Materials	5.3%
Utilities	3.4%
Transportation	2.2%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.4
D	0.4
C	0.0
CA	0.1
CAA	6.9
B	46.4
BA	42.9
BAA	2.7
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	93.4%
Short-Term Investments	3.7%
Bank Loans	2.7%
Preferred Stock	0.2%
Common Stock&lt;	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
Vistra Corporation	0.5%
Venture Global LNG, Inc.	0.5%
1261229 B.C., Ltd.	0.5%
Meridian Arc Holdco, LLC	0.4%
TerraForm Power Operating, LLC	0.4%
Carnival Corporation, Ltd.	0.4%
Cloud Software Group, LLC	0.4%
Iron Mountain, Inc.	0.4%
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corporation	0.4%

C000003842
Shareholder Report [Line Items]
Fund Name	Thrivent Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Income Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.44%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[11]
AssetsNet	$ 1,225,326,767
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 2,446,612
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,225,326,767	585	29%	$2,446,612

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Table Summary
Financials	33.8%
Utilities	9.9%
Consumer Non-Cyclical	9.3%
Technology	8.3%
Communications Services	5.6%
Capital Goods	5.6%
Consumer Cyclical	5.4%
Energy	5.4%
U.S. Government & Agencies	4.4%
Collateralized Mortgage Obligations	2.4%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	1.5
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.9
BA	7.3
BAA	55.7
A	24.1
AA	4.4
AAA	1.0
U.S. Gov't Guaranteed	5.2

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	96.1%
Short-Term Investments	3.6%
Preferred Stock	0.3%
Common Stock&lt;	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bonds	1.1%
U.S. Treasury Notes	0.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.7%
Sprint Capital Corporation	0.6%
U.S. Treasury Bonds	0.6%
U.S. Treasury Notes	0.5%
U.S. Treasury Bonds	0.4%
Bank of America Corporation	0.4%
Spirit AeroSystems, Inc.	0.4%
Goldman Sachs Group, Inc.	0.4%

C000062728
Shareholder Report [Line Items]
Fund Name	Thrivent International Equity Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent International Equity Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$39	0.74%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[12]
AssetsNet	$ 1,905,291,999
Holdings Count | Holding	1,367
Advisory Fees Paid, Amount	$ 5,816,275
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,905,291,999	1,367	64%	$5,816,275

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Table Summary
Financials	23.6%
Information Technology	22.9%
Industrials	14.6%
Materials	7.2%
Health Care	5.6%
Energy	5.6%
Consumer Discretionary	4.9%
Communications Services	3.8%
Consumer Staples	3.1%
Utilities	2.5%

Country Weightings (% of Net Assets)

Table Summary
Japan	14.3%
Taiwan	8.9%
South Korea	8.0%
United Kingdom	7.7%
Canada	7.5%
Switzerland	4.7%
France	4.6%
Netherlands	4.3%
Australia	3.9%
China	3.5%
Other Countries	28.1%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	95.3%
Short-Term Investments	3.9%
Preferred Stock	0.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Company, Ltd.	4.8%
Samsung Electronics Company, Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	1.9%
Novartis AG	1.1%
ABB, Ltd.	1.0%
Tencent Holdings, Ltd.	0.9%
BHP Group, Ltd.	0.9%
Shell plc	0.8%
BNP Paribas SA	0.8%

C000218693
Shareholder Report [Line Items]
Fund Name	Thrivent International Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent International Index Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$18	0.34%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[13]
AssetsNet	$ 343,348,831
Holdings Count | Holding	680
Advisory Fees Paid, Amount	$ 320,452
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$343,348,831	680	2%	$320,452

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Table Summary
Financials	24.5%
Industrials	18.6%
Information Technology	12.0%
Health Care	10.1%
Consumer Discretionary	8.0%
Consumer Staples	6.6%
Materials	5.9%
Utilities	3.8%
Communications Services	3.7%
Energy	3.2%

Country Weightings (% of Net Assets)

Table Summary
Japan	23.2%
United Kingdom	13.3%
Switzerland	9.5%
France	8.6%
Germany	8.5%
Netherlands	7.6%
Australia	6.3%
Spain	3.8%
Sweden	3.0%
Italy	2.9%
Other Countries	11.3%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	98.0%
Short-Term Investments	1.8%
Preferred Stock	0.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
ASML Holding NV	3.5%
HSBC Holdings plc	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca plc	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell plc	1.0%
Tokyo Electron, Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

C000003831
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.43%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[14]
AssetsNet	$ 3,227,722,096
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 6,215,103
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,227,722,096	45	25%	$6,215,103

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.9%
Short-Term Investments	2.1%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	43.0%
Communications Services	14.8%
Consumer Discretionary	12.7%
Industrials	11.4%
Financials	7.5%
Health Care	5.8%
Consumer Staples	2.0%
Utilities	0.6%
Energy	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corporation	10.9%
Amazon.com, Inc.	7.5%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.3%
Microsoft Corporation	5.0%
Alphabet, Inc., Class C	4.4%
Broadcom, Inc.	4.3%
Meta Platforms, Inc.	3.6%
Lam Research Corporation	3.4%
Advanced Micro Devices, Inc.	3.0%

C000003837
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Index Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$11	0.21%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[15]
AssetsNet	$ 2,404,311,602
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 1,999,331
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,404,311,602	509	1%	$1,999,331

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	98.8%
Short-Term Investments	1.2%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	37.6%
Financials	11.6%
Communications Services	9.6%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.8%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corporation	7.4%
Apple, Inc.	6.5%
Microsoft Corporation	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%

C000003835
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$32	0.61%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[16]
AssetsNet	$ 3,747,917,163
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 10,316,037
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,747,917,163	82	18%	$10,316,037

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.1%
Short-Term Investments	0.9%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	18.8%
Information Technology	15.6%
Health Care	13.0%
Industrials	12.3%
Energy	8.2%
Utilities	6.4%
Consumer Discretionary	6.3%
Communications Services	6.1%
Consumer Staples	4.6%
Materials	4.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Samsung Electronics Company, Ltd.	3.7%
Microsoft Corporation	2.9%
Cisco Systems, Inc.	2.8%
Exxon Mobil Corporation	2.7%
Wells Fargo & Company	2.6%
Alphabet, Inc., Class C	2.6%
Bank of America Corporation	2.6%
Merck & Company, Inc.	2.3%
Amazon.com, Inc.	2.2%
Johnson & Johnson	2.1%

C000218694
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Growth Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$47	0.89%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[17]
AssetsNet	$ 92,448,432
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 321,038
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$92,448,432	77	50%	$321,038

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.1%
Short-Term Investments	1.5%
Registered Investments Companies	1.4%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	27.3%
Information Technology	26.9%
Consumer Discretionary	14.6%
Health Care	10.8%
Financials	6.4%
Consumer Staples	2.8%
Communications Services	1.7%
Energy	1.6%
Utilities	1.5%
U.S. Unaffiliated Registered Investment Companies	1.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Monolithic Power Systems, Inc.	2.9%
Vertiv Holdings Company	2.3%
Hilton Worldwide Holdings, Inc.	2.1%
EMCOR Group, Inc.	2.0%
Howmet Aerospace, Inc.	2.0%
JFrog, Ltd.	2.0%
MKS, Inc.	1.9%
SharkNinja, Inc.	1.8%
Cloudflare, Inc.	1.8%
Quanta Services, Inc.	1.8%

C000003828
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Index Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$13	0.25%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[18]
AssetsNet	$ 807,315,191
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 753,635
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$807,315,191	405	9%	$753,635

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.8%
Short-Term Investments	0.2%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	26.3%
Information Technology	15.5%
Financials	14.6%
Consumer Discretionary	10.7%
Health Care	8.7%
Real Estate	6.6%
Materials	5.7%
Energy	4.4%
Consumer Staples	3.1%
Utilities	3.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Twilio, Inc.	0.9%
Carpenter Technology Corporation	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corporation	0.8%
nVent Electric plc	0.8%
Entegris, Inc.	0.8%
Allegheny Technologies, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC plc	0.7%
Sterling Construction Company, Inc.	0.7%

C000003827
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$36	0.67%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[19]
AssetsNet	$ 1,953,456,277
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 5,828,269
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,953,456,277	66	41%	$5,828,269

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.1%
Short-Term Investments	2.9%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	23.7%
Information Technology	17.7%
Financials	13.3%
Health Care	11.0%
Consumer Discretionary	10.5%
Materials	4.6%
Real Estate	4.5%
Utilities	4.0%
Energy	3.9%
Consumer Staples	2.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Onto Innovation, Inc.	3.1%
Nokia Oyj ADR	2.7%
Steel Dynamics, Inc.	2.6%
Arch Capital Group, Ltd.	2.4%
First Industrial Realty Trust, Inc.	2.3%
M&T Bank Corporation	2.2%
Datadog, Inc.	2.1%
Timken Company	2.1%
Rockwell Automation, Inc.	2.0%
Howmet Aerospace, Inc.	1.9%

C000218695
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Value Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$48	0.88%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%	[20]
AssetsNet	$ 57,144,833
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 195,774
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$57,144,833	85	29%	$195,774

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	98.5%
Short-Term Investments	1.5%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	17.0%
Financials	16.2%
Information Technology	13.2%
Consumer Discretionary	8.4%
Utilities	8.2%
Health Care	7.8%
Energy	7.0%
Materials	6.8%
Real Estate	6.4%
Consumer Staples	5.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
MKS, Inc.	2.7%
M&T Bank Corporation	2.4%
U.S. Bancorp	2.0%
Simmons First National Corporation	2.0%
Crown Holdings, Inc.	1.9%
Capital One Financial Corporation	1.8%
General Dynamics Corporation	1.8%
Labcorp Holdings, Inc.	1.7%
Levi Strauss & Company	1.6%
MSC Industrial Direct Company, Inc.	1.6%

C000003845
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$21	0.41%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[21]
AssetsNet	$ 8,737,106,094
Holdings Count | Holding	1,310
Advisory Fees Paid, Amount	$ 16,460,840
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$8,737,106,094	1,310	21%	$16,460,840

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	48.0%
Common Stock	26.0%
Short-Term InvestmentsFootnote Reference*	11.8%
U.S. Government & Agencies	5.8%
Mortgage-Backed Securities	5.1%
Private Equity Funds	1.9%
Collateralized Mortgage Obligations	1.4%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Corporate Bonds
Other Assets & Liabilities	(0.7%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Value Portfolio	15.8%
Thrivent Global Stock Portfolio	8.4%
Thrivent International Equity Portfolio	4.3%
Thrivent Core Investment Grade Corporate Bond Fund	3.4%
Thrivent Income Portfolio	2.9%
Thrivent Mid Cap Stock Portfolio	2.5%
NVIDIA Corporation	2.1%
Thrivent Core High Yield Bond Fund	2.0%
Thrivent Short-Term Bond Portfolio	1.6%
Thrivent Core Emerging Markets Debt Fund	1.4%

C000003834
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.44%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[22]
AssetsNet	$ 8,687,899,724
Holdings Count | Holding	1,321
Advisory Fees Paid, Amount	$ 16,830,136
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$8,687,899,724	1,321	19%	$16,830,136

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	48.9%
Common Stock	31.9%
Short-Term InvestmentsFootnote Reference*	12.5%
U.S. Government & Agencies	2.6%
Mortgage-Backed Securities	2.3%
Private Equity Funds	1.5%
Collateralized Mortgage Obligations	0.5%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities	0.1%
Corporate Bonds
Other Assets & Liabilities	(0.4%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Value Portfolio	12.8%
Thrivent Global Stock Portfolio	9.4%
Thrivent International Equity Portfolio	8.9%
Thrivent Mid Cap Stock Portfolio	3.9%
Thrivent Core Emerging Markets Equity Fund	2.6%
Thrivent Small Cap Stock Portfolio	2.4%
NVIDIA Corporation	2.2%
Thrivent Core Investment Grade Corporate Bond Fund	1.5%
Apple, Inc.	1.5%
Amazon.com, Inc.	1.5%

C000003848
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.45%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[23]
AssetsNet	$ 3,123,459,077
Holdings Count | Holding	1,301
Advisory Fees Paid, Amount	$ 6,657,832
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,123,459,077	1,301	19%	$6,657,832

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	46.0%
Common Stock	18.2%
U.S. Government & Agencies	10.9%
Short-Term InvestmentsFootnote Reference*	10.4%
Mortgage-Backed Securities	9.6%
Collateralized Mortgage Obligations	2.9%
Private Equity Funds	1.6%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.5%
Corporate Bonds
Other Assets & Liabilities	(0.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Value Portfolio	11.2%
Thrivent Core Investment Grade Corporate Bond Fund	6.4%
Thrivent Income Portfolio	5.4%
Thrivent Core High Yield Bond Fund	3.7%
Thrivent International Equity Portfolio	3.6%
Thrivent Short-Term Bond Portfolio	3.0%
Thrivent Core Emerging Markets Debt Fund	2.7%
Thrivent High Yield Portfolio	2.1%
U.S. Treasury Notes	1.8%
Thrivent Core Emerging Markets Equity Fund	1.7%

C000003847
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Money Market Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$16	0.32%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[24]
AssetsNet	$ 404,441,169
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 510,534
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$404,441,169	175	$510,534

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	38.7%
U.S. Treasury Debt	38.2%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	15.7%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	7.2%
Investment Company	0.2%

C000003846
Shareholder Report [Line Items]
Fund Name	Thrivent Multisector Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Multisector Bond Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$35	0.69%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[25]
AssetsNet	$ 166,692,048
Holdings Count | Holding	594
Advisory Fees Paid, Amount	$ 418,514
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$166,692,048	594	46%	$418,514

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	43.8%
Collateralized Mortgage Obligations	16.5%
Mortgage-Backed Securities	10.7%
Asset-Backed Securities	9.6%
U.S. Government & Agencies	7.5%
Financials	2.6%
U.S. Unaffiliated Registered Investment Companies	2.1%
Utilities	1.1%
Technology	1.1%
Commercial Mortgage-Backed Securities	1.0%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	2.2
Non-Rated	16.3
D	0.0
C	0.0
CA	0.1
CAA	2.1
B	9.6
BA	13.1
BAA	17.4
A	11.3
AA	7.5
AAA	3.8
U.S. Gov't Guaranteed	16.5

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	49.2%
Registered Investments Companies	44.7%
Short-Term Investments	4.8%
Preferred Stock	1.3%
Common Stock&lt;	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core High Yield Bond Fund	18.1%
Thrivent Core Investment Grade Corporate Bond Fund	17.5%
Thrivent Core Emerging Markets Debt Fund	8.2%
U.S. Treasury Notes	2.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
U.S. Treasury Notes	1.2%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
U.S. Treasury Notes	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%

C000003838
Shareholder Report [Line Items]
Fund Name	Thrivent Real Estate Securities Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Real Estate Securities Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$48	0.91%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[26]
AssetsNet	$ 141,017,858
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 516,611
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$141,017,858	114	10%	$516,611

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.3%
Short-Term Investments	0.7%

Major Market Sectors (% of Net Assets)

Table Summary
Health Care REITs	17.4%
Retail REITs	16.5%
Industrial REITs	12.3%
Data Center REITs	10.5%
Telecom Tower REITs	8.6%
Multi-Family Residential REITs	7.8%
Other Specialized REITs	7.1%
Self-Storage REITs	6.0%
Single-Family Residential REITs	4.2%
Diversified REITs	2.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Welltower, Inc.	10.6%
Prologis, Inc.	8.6%
Equinix, Inc.	6.5%
American Tower Corporation	5.3%
Simon Property Group, Inc.	4.7%
Digital Realty Trust, Inc.	4.0%
Realty Income Corporation	3.7%
Public Storage	3.3%
Ventas, Inc.	2.7%
Iron Mountain, Inc.	2.4%

C000003844
Shareholder Report [Line Items]
Fund Name	Thrivent Short-Term Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Short-Term Bond Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.46%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[27]
AssetsNet	$ 612,776,294
Holdings Count | Holding	545
Advisory Fees Paid, Amount	$ 1,239,143
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$612,776,294	545	39%	$1,239,143

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Table Summary
Financials	33.1%
Collateralized Mortgage Obligations	15.6%
Asset-Backed Securities	12.8%
Consumer Non-Cyclical	6.0%
Technology	5.7%
Consumer Cyclical	4.4%
U.S. Government & Agencies	4.2%
Utilities	4.2%
Communications Services	2.9%
Energy	2.8%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.6
D	0.0
C	0.0
CA	0.0
CAA	0.2
B	0.2
BA	4.7
BAA	39.7
A	18.3
AA	7.4
AAA	12.7
U.S. Gov't Guaranteed	4.3

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	99.3%
Short-Term Investments	0.4%
Preferred Stock	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes	2.7%
U.S. Treasury Notes	1.5%
PPM CLO 2, Ltd.	0.6%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
CarVal CLO III, Ltd.	0.5%
Sprint Capital Corporation	0.5%
CarVal CLO I, Ltd.	0.5%
Morgan Stanley Residential Mortgage Loan Trust	0.5%
Continental Resources, Inc.	0.4%
Affirm Master Trust	0.4%

C000200170
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Growth Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$52	0.94%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.94%	[28]
AssetsNet	$ 145,892,582
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 520,890
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$145,892,582	93	61%	$520,890

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.5%
Short-Term Investments	1.5%
Registered Investments Companies	1.0%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	30.4%
Information Technology	21.4%
Health Care	18.5%
Consumer Discretionary	10.3%
Financials	6.4%
Consumer Staples	3.8%
Materials	3.2%
Energy	1.3%
U.S. Unaffiliated Registered Investment Companies	1.0%
Utilities	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
JFrog, Ltd.	2.6%
Twist Bioscience Corporation	2.1%
Guidewire Software, Inc.	2.1%
Triumph Financial, Inc.	2.0%
Applied Industrial Technologies, Inc.	1.9%
Mercury Systems, Inc.	1.8%
EnPro, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
UFP Technologies, Inc.	1.8%
Fabrinet	1.8%

C000003853
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Index Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$13	0.24%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[29]
AssetsNet	$ 1,216,648,803
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 1,097,856
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,216,648,803	610	19%	$1,097,856

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	99.4%
Registered Investments Companies	0.5%
Short-Term Investments	0.1%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	18.2%
Industrials	17.0%
Information Technology	13.9%
Consumer Discretionary	13.6%
Health Care	12.1%
Real Estate	6.5%
Energy	4.9%
Materials	4.3%
Communications Services	3.5%
Consumer Staples	3.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
FormFactor, Inc.	0.7%
ViaSat, Inc.	0.7%
Molina Healthcare, Inc.	0.6%
Argan, Inc.	0.6%
BrightSpring Health Services, Inc.	0.6%
Element Solutions, Inc.	0.6%
MaxLinear, Inc.	0.6%
Krystal Biotech, Inc.	0.5%
ESCO Technologies, Inc.	0.5%
Match Group, Inc.	0.5%

C000003852
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Portfolio (the Portfolio) for the six months ended June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$38	0.70%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[30]
AssetsNet	$ 1,017,802,039
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,126,150
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,017,802,039	82	28%	$3,126,150

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.8%
Registered Investments Companies	1.4%
Short-Term Investments	0.8%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	20.1%
Information Technology	18.1%
Financials	13.6%
Health Care	12.3%
Consumer Discretionary	11.8%
Materials	7.7%
Consumer Staples	3.9%
Real Estate	3.6%
Energy	3.5%
Utilities	3.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Twist Bioscience Corporation	2.7%
JFrog, Ltd.	2.7%
Littelfuse, Inc.	2.5%
TTM Technologies, Inc.	2.3%
BrightSpring Health Services, Inc.	2.1%
SharkNinja, Inc.	2.1%
IES Holdings, Inc.	2.0%
Life Time Group Holdings, Inc.	1.9%
Moog, Inc.	1.9%
Helios Technologies, Inc.	1.8%

[1]	Computed on an annualized basis for periods less than one year.
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[25]	Computed on an annualized basis for periods less than one year.
[26]	Computed on an annualized basis for periods less than one year.
[27]	Computed on an annualized basis for periods less than one year.
[28]	Computed on an annualized basis for periods less than one year.
[29]	Computed on an annualized basis for periods less than one year.
[30]	Computed on an annualized basis for periods less than one year.